Additional disclosure items	12 Months Ended
Dec. 31, 2024
Additional information [abstract]
Additional disclosure items	Additional disclosure itemsFees to auditors

	2024	2023	2022
	KPMG	Ernst & Young
	(US$ millions)
Audit fees	4.4	5.6	5.1
Audit related fees	—	0.8	1.3
Tax fees	0.1	0.2	0.2
Other fees	0.1	0.3	0.2
Total	4.6	6.9	6.8
Capital and operational commitments Millicom has a number of capital and operational commitments to suppliers and service providers in the normal course of its business. These commitments are mainly contracts for acquiring network and other equipment, and leases for towers and other operational equipment.Capital commitments
At December 31, 2024, the Group had fixed commitments to purchase network equipment, other fixed assets and intangible assets of $285 million of which $215 million are due within one year (December 31, 2023: $350 million of which $254 million were due within one year). The Group’s share of commitments in the Honduras joint venture is $19 million, of which $19 million are due within one year (December 31, 2023: $18 million, all of which were due within one year). Additionally, the Group's share of commitments in the UNIRED joint operation (see note A.2.2.) is $6 million.
Contingent liabilitiesLitigation and legal risks
The Group is contingently liable with respect to lawsuits, legal, regulatory, commercial and other legal risks that arise in the normal course of business. As of December 31, 2024, the total amount of claims brought against the Company and its subsidiaries is $209 million, after the updates on the Costa Rica case described below and the final settlement case reached for our former operation in Tanzania, as mentioned in Note A.1.3. (December 31, 2023: $328 million). The Group's share of the comparable exposure for its joint venture in Honduras is $8 million (December 31, 2023: $9 million).
As at December 31, 2024, $104 million has been provisioned by its subsidiaries for these risks in the consolidated statement of financial position, including the Costa Rica case described in the below paragraph (December 31, 2023: $14 million). The Group’s share of provisions made by the joint venture in Honduras was $1 million (December 31, 2023: $1 million). While it is not possible to ascertain the ultimate legal and financial liability with respect to these claims and risks, the ultimate outcome is not anticipated to have a material effect on the Group’s financial position and results of operations.
On February 13, 2024, the New York Supreme Court granted summary judgment in favor of a breach of contract claim filed by Telefónica after Millicom terminated the acquisition of Telefónica's Costa Rican business in 2020. The Court also ruled in favor of Telefónica's methodology for calculating prejudgment interest. On December 17, 2024, the First Department of the New York Appellate Division upheld the trial court's ruling against Millicom regarding breach of contract but reversed the trial court's ruling regarding the calculation of damages and adopted Millicom's methodology for calculation. As a result, in December 2024, Millicom recorded a legal provision of approximately $88 million impacting the Non-Operating Expenses, net line in the Statement of Income for the year ended December 31, 2024.
In April 2022, we received a subpoena from the DOJ requesting information concerning our business in Guatemala (“Tigo Guatemala”), including information related to the purchase in 2021 of our former joint venture partner’s interest in Tigo Guatemala and information related to any contacts with certain Guatemalan government officials. The subpoena also requested information concerning our operations in other countries in Latin America. In May 2023, we received a second subpoena from the DOJ requesting additional information regarding Tigo Guatemala. We are cooperating with the DOJ. At this time, we cannot predict the ultimate scope, timing or outcome of this matter.
Other
At December 31, 2024, Millicom has various other less significant claims which are not disclosed separately in these consolidated financial statements because they are either not material or the related risk is remote.Tax related risks and uncertain tax position
The Group operates in developing countries where the tax systems, regulations and enforcement processes have varying stages of development creating uncertainty regarding the application of the tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is therefore uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, judgment is required to determine liabilities for taxes.
In assessing whether and how an uncertain tax treatment affects the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, the Group assumes that a taxation authority with the right to examine amounts reported to it will examine those amounts and have full knowledge of all relevant information when making those examinations.
The Group has a process in place, and applies significant judgment, in identifying uncertainties over income tax treatments. Management considers whether or not it is probable that a taxation authority will accept an uncertain tax treatment. On that basis, the identified risks are split into three categories (i) remote risks (risk of outflow of tax payments are up to 5%), (ii) possible risks (risk of outflow of tax payments assessed from 5% to 50%) and probable risks (risk of outflow is more than 50%). The process is repeated every quarter by the Group.
If the Group concludes that it is probable or certain that the taxation authority will accept the tax treatment, the risks are categorized either as possible or remote, and it determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates consistently with the tax treatment used or planned to be used in its income tax filings. The risks considered as possible are not provisioned but disclosed as tax contingencies in the Group consolidated financial statements while remote risks are neither provisioned nor disclosed.
If the Group concludes that it is probable that the taxation authority will not accept the Group’s interpretation of the uncertain tax treatment, the risks are categorized as probable, and are presented to reflect the effect of uncertainty in determining the related taxable profit (tax loss), tax bases, unused tax losses, unused tax credits or tax rates by generally using the most likely amount method – the single most likely amount in a range of possible outcomes.
If an uncertain tax treatment affects both deferred tax and current tax, the Group makes consistent estimates and judgments for both. For example, an uncertain tax treatment may affect both taxable profits used to determine the current tax and tax bases used to determine deferred tax.
If facts and circumstances change, the Group reassesses the judgments and estimates regarding the uncertain tax position taken.
At December 31, 2024, the tax risks exposure of the Group's subsidiaries is estimated at $304 million, for which provisions of $54 million have been recorded in tax liabilities; representing management's assessment of the probable cash outflow of eventual claims and required payments related to those risks (December 31, 2023: $279 million of which provisions of $52 million were recorded). The Group's share of comparable tax exposure and provisions in its joint venture amounts to $134 million (December 31, 2023: $118 million) and $8 million (December 31, 2023: $7 million), respectively.
Non-cash investing and financing activities
Non-cash investing and financing activities from continuing operations

	Note	2024	2023	2022
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(40)	121	(23)
Acquisition of lease right of use assets obtained in exchange of lease liabilities	E.3.	126	63	127
Asset retirement obligations	E.2.2.	27	30	18
Financing activities
Share based compensation	B.4.1.	50	52	29
Related party balances and transactions
The Group’s significant related parties are:
▪Xavier Niel, his subsidiaries and joint ventures, as well as his close family members.
•    EPM and subsidiaries (EPM), the non-controlling shareholder in our Colombian operations (see notes A.1.4. and C.7.4.);
Xavier Niel
Xavier Niel has significant expertise in the telecoms sector with a 30 year track record of innovation in the sector. He is the owner of the Iliad group, a leading telecoms provider present in France, Italy and Poland, as well as NJJ Holding, an investor in telecoms assets including in Switzerland and Ireland.
Xavier Niel has de facto control over Millicom, as holding, directly or indirectly (through Iliad group, Atlas Investissement and Atlas Luxco S.à.r.l. ultimately controlled by him) approximately 40.4% of Millicom's shareholding and voting rights as of December 31, 2024. Additionally, Xavier Niel has as of December 31, 2024 representation in Millicom’s Board of Directors with the appointment of three (out of eight) non-Executive directors.
Empresas Públicas de Medellín (EPM)
EPM is a state-owned, industrial and commercial enterprise, owned by the municipality of Medellin, and provides electricity, gas, water, sanitation, and telecommunications. EPM owns 50% of our operations in Colombia. Transactions with EPM represent mainly purchases in the form of leases.
The Group had the following transactions with related parties:

Expenses	2024	2023	2022
	(US$ millions)
Purchases of goods and services from EPM	(47)	(45)	(45)
Atlas Group	(4)	—	—
Other expenses	(10)	(10)	(18)
Total	(61)	(55)	(63)

Income and gains	2024	2023	2022
	(US$ millions)
Sale of goods and services to EPM	14	12	11
Atlas Group	—	—	—
Other revenue	1	—	1
Total	15	12	11
The Group had the following balances with related parties:

	December 31
	2024	2023
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	133	68
Payables to EPM	32	33
Payable to Atlas Group	2	—
Other accounts payable	2	2
Total	170	103
(ii)    Mainly dividends.

	December 31
	2024	2023
Assets	(US$ millions)
Receivables from EPM	3	2
Receivables from Honduras joint venture	12	9
Total	15	12
Colombia Unrestricted Subsidiaries
On August 28, 2023, Millicom designated Tigo-UNE, Colombia Móvil S.A. E.S.P., Edatel S.A. E.S.P., Orbitel Servicios Internacionales S.A.S., Cinco Telecom Corp., Inversiones Telco S.A.S. and Emtelco S.A.S. (collectively, the “Colombia Unrestricted Subsidiaries”), which are the entities constituting its Colombian operations as “Unrestricted Subsidiaries” under the 4.500% Notes, the 6.625% Notes, the 5.125% Notes, the 6.250% Notes, the SEK Bond, COP Bond and several of its financing agreements.
The following supplemental consolidating financial information presents selected statement of income and statement of financial position information of Millicom and its Restricted Subsidiaries (as defined under its outstanding credit instruments) separately from such information for Millicom’s Unrestricted Subsidiaries.

Statement of income $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
Year ended December 31, 2024
Revenue	5,804	1,380	—	4,424
Equipment, programming and other direct costs	(1,420)	(360)	(3)	(1,064)
Operating expenses	(1,915)	(496)	3	(1,416)
Depreciation	(916)	(230)	—	(685)
Amortization	(319)	(67)	—	(252)
Share of profit in Honduras joint venture	54	—	—	54
Other operating income (expenses), net	54	55	—	(1)
Operating profit	1,342	283	1	1,060
Net financial expenses	(670)	(237)	10	(423)
Other non-operating (expenses) income, net	(119)	(6)	—	(113)
Profit (loss) from other joint ventures and associates, net	—	—	—	—
Profit (loss) before taxes from continuing operations	552	39	11	524
Tax expense	(281)	(9)	—	(272)
Profit (loss) from continuing operations	271	30	11	252
Profit (loss) from discontinued operations, net of tax	(3)	—	—	(3)
Net profit (loss) for the year	268	30	11	248

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
ASSETS
NON-CURRENT ASSETS
Intangible assets, net	6,908	403	—	6,506
Property, plant and equipment, net	2,847	743	—	2,105
Right of use assets, net	792	126	—	666
Investment in Honduras joint venture	561	—	—	561
Contract costs, net	12	—	—	12
Deferred tax assets	153	1	—	152
Other non-current assets	84	33	70	121
TOTAL NON-CURRENT ASSETS	11,357	1,305	70	10,123
CURRENT ASSETS
Inventories	44	7	—	37
Trade receivables, net	390	109	—	280
Contract assets, net	77	4	—	73
Amounts due from non-controlling interests, associates and joint ventures	15	5	—	10
Prepayments and accrued income	182	22	—	159
Current income tax assets	109	58	—	51
Supplier advances for capital expenditure	16	—	—	16
Other current assets	166	66	43	143
Restricted cash	57	2	—	55
Cash and cash equivalents	699	33	—	667
TOTAL CURRENT ASSETS	1,753	306	43	1,490
Assets held for sale	627	613	—	13
TOTAL ASSETS	13,737	2,224	113	11,626

Statement of financial position $ millions	Millicom Group (A)	Colombia Unrestricted Subsidiaries (B)	Intercompany Eliminations (C)	Millicom Restricted Group (A)-(B) net of (C)
EQUITY
Share capital and premium	1,322	—	—	1,322
Treasury shares	(43)	—	—	(43)
Other reserves	(531)	(390)	—	(142)
Retained profits	2,628	477	111	2,262
Net profit/ (loss) for the period/year attributable to owners of the Company	253	15	—	238
Equity attributable to owners of the Company	3,628	102	111	3,637
Non-controlling interests	(54)	(55)	—	1
TOTAL EQUITY	3,574	47	111	3,637
LIABILITIES
NON-CURRENT LIABILITIES
Debt and financing	5,533	433	—	5,100
Lease liabilities	798	226	—	572
Derivative financial instruments	59	—	—	59
Amounts due to non-controlling interests, associates and joint ventures	34	70	—	(36)
Payables and accruals for capital expenditure	194	140	—	53
Other non-current liabilities - Total	283	122	—	161
Deferred tax liabilities	149	2	—	147
TOTAL NON-CURRENT LIABILITIES	7,050	994	—	6,055
Debt and financing	282	31	—	251
Lease liabilities	156	65	—	91
Payables and accruals for capital expenditure	305	77	—	228
Other trade payables	300	84	—	216
Amounts due to non-controlling interests, associates and joint ventures	105	46	—	59
Accrued interest and other expenses	421	70	—	351
Current income tax liabilities	122	—	—	122
Contract liabilities	121	4	—	117
Dividend payable	172	—	—	172
Provisions and other current liabilities	421	106	2	317
TOTAL CURRENT LIABILITIES	2,404	483	2	1,923
Liabilities directly associated with assets held for sale	709	699	—	10
TOTAL LIABILITIES	10,163	2,177	2	7,989
TOTAL EQUITY AND LIABILITIES	13,737	2,224	113	11,626